Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter party arrangements (Table)

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2022	2023	2024	2025	2026	2027 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$109,959	$109,959	$-	$-	$-	$-	$-

Total	$109,959	$109,959	$-	$-	$-	$-	$-

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2021, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels.

Commitments and Contingencies - Other commitments (Table)

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2022	2023	2024	2025	2026	2027 and thereafter
Vessel BWTS (1)	(21,836)	(19,182)	(2,524)	(130)	-	-	-

Total	$(21,836)	$(19,182)	$(2,524)	$(130)	$-	$-	$-

(1)	The amounts represent the Company’s commitments as of December 31, 2021, for installation of Ballast Water Treatment System (“BWTS”) on its vessels so as to comply with environmental regulations.